SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15 - 20
Promotional displays	10 - 25
Office furniture and equipment	20 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4

Schedule of Fair Value Assumptions for Stock Options
2024

Dividend yield	0%
Expected volatility	43.88%-66.99%
Risk-free interest	4.09%-4.24%
Contractual term	6 years
Suboptimal exercise multiple	1.32

Schedule of Product Warranty Accrual
	December 31,
	2024	2023

Warranty provision, beginning of year	$150	$226
Charged to costs and expenses relating to new sales	159	149
Utilization or expiration of warranty	(145)	(225)
Foreign currency translation adjustments	(12)	-

Warranty provision, year end	$152	$150

Schedule of Changes in Allowance for Credit Losses Related to Accounts
	Year ended December 31,
	2024	2023

Balance at the beginning of the year	$58	$103
Credit losses expenses during the year	56	18
Customer write-offs or collections during the year	(27)	(64)
Exchange rate	(5)	1

	$82	$58

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2024	2023	2022

Balance at the beginning of the year	$24	$(758)	$1,222
Foreign currency translation adjustments	(1,004)	782	(1,980)

Total accumulated other comprehensive income (loss)	$(980)	$24	$(758)